RELATED PARTY (Tables)	6 Months Ended
Mar. 31, 2019
Related Party
Schedule of monthly payments for related parties
Name	Monthly	Terminates	Related Party
Louis Silver	$2,000	1/31/2019	no
Harkrishnan Giroh	$2,500	1/31/2019	no
Jagraj Sangha	$4,000	6/30/2019	Son of Harp Sangha
Remit Bains	$3,000	9/30/2019	Wife of Brother of Harp Sangha
Flora Mushi	$3,000	9/30/2019	no
William Monroe	$5,833	3/31/2019	No
Baljinder Cheema	$5,000	2/28/2019	no
Kulraj Sangha	$3,000	9/30/2019	Yes to Harp Sangha
Craig Alford	$7,000	9/30/2019	Officer
Harp Sangha	$15,000	9/30/2019	Officer